Income Tax (Details) - Schedule of Deferred Tax Assets	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Deferred Tax Assets [Abstract]
Balance, beginning of the year
Addition	355,566	45,530
Balance, end of the year	$ 355,566	$ 45,530